NOTE 2 - REVERSE MERGER ACCOUNTING (Details) - USD ($)	Jan. 04, 2016	Dec. 31, 2017	Dec. 31, 2016
NOTE 2 - REVERSE MERGER ACCOUNTING (Details) [Line Items]
Assets		$ 606,800	$ 684,783
MariJ Group [Member]
NOTE 2 - REVERSE MERGER ACCOUNTING (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	2,474,850
Acacia [Member]
NOTE 2 - REVERSE MERGER ACCOUNTING (Details) [Line Items]
Assets	$ 229,684
Cash	$ 180,854